Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Summary of Contract Liabilities

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Current - contract liabilities	$146,475	$126,056
Non-current - other liabilities	—	3,000,000
Total	$146,475	$3,126,056